Condensed financial information of the parent company - Schedule of CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative expenses	$ (71,691)	$ (71,249)	$ (88,302)
Interest income	536	956	2,372
Other income, net	(5,025)
Change in fair value of financial instruments other than derivatives	20,571	(10,918)	3,795
Excess of fair value of convertible preferred shares	50,725	59,199
Net income (loss)	(249,752)	(414,153)	69,884
Total comprehensive income (loss)	(263,329)	(421,119)	33,617
Foreign currency translation adjustment, tax	0	0	0
Parent Company
Operating expenses:
General and administrative expenses	(8,115)	(4,538)	(3,120)
Loss from operations	(8,115)	(4,538)	(3,120)
Interest income		323	1
Other income, net	581	337	316
Change in fair value of financial instruments other than derivatives	(20,571)	10,918	(3,795)
Excess of fair value of convertible preferred shares	(50,725)	(59,199)
Share of income (losses) from subsidiaries	(212,064)	(340,158)	58,734
Net income (loss)	(249,752)	(414,153)	59,726
Foreign currency translation adjustment, net of nil tax	(13,577)	(6,966)	14,444
Total comprehensive income (loss)	(263,329)	(421,119)	74,170
Foreign currency translation adjustment, tax	$ 0	$ 0	$ 0